July 30, 1997


VIA EDGAR TRANSMISSION

Securities and
  Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20540

		    Re:  Nicholas Equity Income Fund, Inc. (the "Fund")
	       SEC File No. 33-69804
	       Post-Effective Amendment No. 4
	       Registration Statement on Form N-1A

Gentlemen:

     In connection with the amendment by the Fund of its registration statement on Form N-1A under Section 8 of the Investment Company Act of 1940, as amended, and pursuant to the provisions of Rule 472 and Rule 485 under the Securities Act of 1933, as amended, and pursuant to Regulation S-T relating to electronic filings, we enclose for filing Post-Effective Amendment No. 4 to the Registration Statement, including exhibits relating thereto, marked to show changes effected by the Amendment.

     This Amendment shall be  effective  on  July  30,  1997,  in accordance with Rule 485(b). As legal counsel to the Fund, we have prepared the Amendment, and we hereby represent pursuant to Rule 485(b)(4) that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

				   Very truly yours,

			       MICHAEL BEST & FRIEDRICH




				/s/   Kate M. Fleming
			       _______________________
KMF/ljg                               Kate M. Fleming
Enclosure

As  filed with the Securities and Exchange Commission on July 30, 1997

					Registration No. 33-69804
							 811-8062

	       SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549


			   FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
		 Post-Effective Amendment No. 4

			      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
		 Post-Effective Amendment No. 4


	       NICHOLAS EQUITY INCOME FUND, INC.
       (Exact Name of Registrant as Specified in Charter)


       700 North Water Street, Milwaukee, Wisconsin 53202
     (Address of Principal Executive Offices and Zip Code)

		 414-272-6133 or 800-227-5987
      (Registrant's Telephone Number, including Area Code)



		 ALBERT O. NICHOLAS, PRESIDENT
	       NICHOLAS EQUITY INCOME FUND, INC.
		     700 NORTH WATER STREET
		   MILWAUKEE, WISCONSIN 53202
	    (Name and Address of Agent for Service)

			    Copy to:
			KATE M. FLEMING
		    MICHAEL BEST & FRIEDRICH
		   100 EAST WISCONSIN AVENUE
		   MILWAUKEE, WISCONSIN 53202

It is proposed that the filing will become effective:

	       immediately upon filing pursuant to paragraph (b)
       X       on July 30, 1997 pursuant to paragraph (b)
	       60 days after filing pursuant to paragraph (a)(1)
	       on ___________ pursuant to paragraph (a)(1)
	       75 days after filing pursuant to paragraph (a)(2) on ________ pursuant to paragraph (a)(2) of Rule 485


	       Declaration Pursuant To Rule 24f-2
	       ----------------------------------
      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of its Common Stock. On May 27, 1997, the Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended March 31, 1997.

		NICHOLAS EQUITY INCOME FUND, INC.
		     CROSS-REFERENCE SHEET
		  (As required by Rule 481(a))

Part A. Information Required in            Heading
------- -----------------------            -------
	Prospectus
	----------
Item 1.    Cover Page................      Cover Page
Item 2.    Synopsis..................      Performance Data
Item 3.    Condensed Financial
	   Information...............      Consolidated    Disclosure
					   of     Fund    Fees    and
					   Expenses;        Financial
					   Highlights;   Management's
					   Discussion     of     Fund
					   Performance
Item 4.    General Description of
	   Registrant................      Introduction;   Investment
					   Objectives  and  Policies;
					   Investment Restrictions
Item 5.    Management of the Fund....      Investment Adviser

Item 5A.   Management's Discussion
	   of Fund Performance.......      Management's    Discussion
					   of Fund Performance.

Item 6.    Capital Stock and Other
	   Securities................      Transfer    of     Capital
					   Stock;    Dividends    and
					   Federal     Tax    Status;
					   Capital Structure;  Annual
					   Meeting;       Shareholder
					   Reports
Item 7.    Purchase of Securities
	   Being Offered............       Purchase   and  Redemption
					   of      Capital     Stock;
					   Exchange  Between   Funds;
					   Transfer    of     Capital
					   Stock;  Determination   of
					   Net  Asset Value; Dividend
					   Reinvestment         Plan;
					   Individual      Retirement
					   Account;        Systematic
					   Withdrawal   Plan;   Self-
					   Employed            Master
					   Retirement Plan

Item 8.    Redemption or Repurchase.       Purchase    of     Capital
					   Stock;    Redemption    of
					   Capital Stock
Item 9.    Pending Legal Proceedings       Introduction

Part B.    Information Required in Statement of Additional Information
-------    -----------------------------------------------------------

Item 10.   Cover Page...............       Cover Page
Item 11.   Table of Contents........       Table of Contents
Item 12.   General Information and
	   History..................       Introduction
Item 13.   Investment Objectives and
	   Policies.................       Investment Objectives  and
					   Policies;       Investment
					   Restrictions
Item 14.   Management of the
	   Fund.....................       Investment        Adviser;
					   Management   -  Directors,
					   Executive   Officers   and
					   Portfolio Managers of  the
					   Fund
Item 15.   Control Persons and
	   Principal Holders of
	   Securities...............       Principal Shareholders
Item 16.   Investment Advisory and
	   Other  Services..........       Investment        Adviser;
					   Custodian   and   Transfer
					   Agent;         Independent
					   Accountants   and    Legal
					   Counsel

Item 17.   Brokerage Allocation and
	   Other Practices..........       Brokerage

Item 18.   Capital Stock and Other
	   Securities...............       Transfer    of     Capital
					   Stock;    Dividends    and
					   Federal     Tax    Status;
					   Capital         Structure;
					   Shareholder       Reports;
					   Annual Meeting

Item 19.   Purchase, Redemption and
	   Pricing of Securities
	   Being Offered............       Purchase    of     Capital
					   Stock;    Redemption    of
					   Capital   Stock;  Exchange
					   Between   Funds;  Transfer
					   of      Capital     Stock;
					   Determination    of    Net
					   Asset    Value;   Dividend
					   Reinvestment         Plan;
					   Systematic      Withdrawal
					   Plan;           Individual
					   Retirement        Account;
					   Master Retirement Plan
Item 20.   Tax Status...............       Dividends and Federal  Tax
					   Status
Item 21.   Underwriters.............       N/A
Item 22.   Calculations of
	   Performance Data.........       Performance Data
Item 23.   Financial Statements.....       Financial Information

Part C  Other information
------  -----------------
Item 24.        Financial Statements and
		Exhibits..................      Part C

Item 25.        Persons Controlled By or
		Under   Common   Control
		with Registrant...........      Part C

Item 26.        Number  of Holders    of
		Securities................      Part C

Item 27.        Indemnification...........      Part C

Item 28.        Business   and     Other
		Connections of Investment
		Adviser...................      Part C

Item 29.        Principal Underwriters....      Part C

Item 30.        Location of Accounts and
		Records...................      Part C

Item 31.        Management Services.......      Part C

Item 32.        Undertakings..............      Part C













	       Nicholas Equity Income Fund, Inc.




			   Form N-1A







		      PART A:  PROSPECTUS
	       NICHOLAS EQUITY INCOME FUND, INC.

			   PROSPECTUS




	       700 NORTH WATER STREET, SUITE 1010
		  MILWAUKEE, WISCONSIN  53202
			  414-272-6133
			  800-227-5987




      Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end management investment company whose primary investment objective is to produce reasonable income for the investor. Moderate long-term growth is a secondary consideration. To achieve its primary investment objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities. See "Investment Objectives and Policies" for a further description of the Fund's primary and secondary investment objectives.



		 NO-LOAD FUND - NO SALES CHARGE

		       Investment Adviser
		     NICHOLAS COMPANY, INC.


	      Minimum Initial Investment - $2,000



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
      THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
	 OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
		CONTRARY IS A CRIMINAL OFFENSE.



      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information, dated July 30, 1997. Upon request to the Fund at the address and telephone number set forth above, the Fund will provide copies of the Statement of Additional Information without charge to each person to whom a Prospectus is delivered.






			 July 30, 1997



INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE  REFERENCE
		       TABLE OF CONTENTS


INTRODUCTION..........................................        1
CONSOLIDATED DISCLOSURE OF FUND FEES AND EXPENSES.....        1
FINANCIAL HIGHLIGHTS..................................        3
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...........        3
PERFORMANCE DATA......................................        5
INVESTMENT OBJECTIVES AND POLICIES....................        5
INVESTMENT RESTRICTIONS...............................        9
INVESTMENT ADVISER....................................       10
PURCHASE OF CAPITAL STOCK.............................       11
REDEMPTION OF CAPITAL STOCK...........................       12
EXCHANGE BETWEEN FUNDS................................       14
TRANSFER OF CAPITAL STOCK.............................       15
DETERMINATION OF NET ASSET VALUE......................       15
DIVIDENDS AND FEDERAL TAX STATUS......................       15
DIVIDEND REINVESTMENT PLAN............................       16
SYSTEMATIC WITHDRAWAL PLAN............................       16
INDIVIDUAL RETIREMENT ACCOUNT.........................       16
MASTER RETIREMENT PLAN................................       16
CAPITAL STRUCTURE.....................................       17
ANNUAL MEETING........................................       17
SHAREHOLDER REPORTS...................................       17
CUSTODIAN AND TRANSFER AGENT..........................       17
INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL.............       17



      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated July 31, 1997, and, if given or made, such information or representations may not be relied upon as having been authorized by Nicholas Equity Income Fund, Inc.

      This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas Equity Income Fund, Inc. since the date hereof.

			  INTRODUCTION

       Nicholas Equity Income Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on September 1, 1993. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its common stock, $.0001 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries. The Fund also furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at the net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").

     The Fund's primary objective is to produce reasonable income for the investor. Moderate long-term growth is a secondary goal. The Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the Standard & Poor's 500r Composite Stock Price Index ("S&P 500 Index"). The Fund generally will have at least 65% of its total assets invested in income-producing equity securities to achieve these objectives. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and convertible securities. The Fund generally will focus on dividend-paying stocks. The Fund is designed for investors who seek higher current income and less volatility than the typical growth or capital appreciation equity fund.


       CONSOLIDATED DISCLOSURE OF FUND FEES AND EXPENSES

Shareholder Transaction Expenses
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)..........................    None
  Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price)..........................    None
  Deferred Sales Load (as a percentage of original
    purchase price or redemption proceeds,
    as applicable)...............................................    None
  Redemption Fees (as a percentage of redemption
    proceeds, if applicable)(1)..................................    None
  Exchange Fee(2)................................................    None

Annual Fund Operating Expenses(3) (as a percentage of average net assets)
  Management Fees (net of reimbursement)(4)......................   0.42%(4)
  12b-1 Fees.....................................................    None
  Other Expenses.................................................   0.48%(4)
  Total Fund Operating Expenses (net of reimbursement)(4)........   0.90%(4)

-------------------------

(1)  There is a fee of up to $12.00 for federal fund wire redemptions.
(2)  There is a $5.00 fee for telephone exchanges only.
(3) Annual Fund Operating Expense percentages are based on expenses incurred for the fiscal year ended March 31, 1997.

(4) Management Fees and Total Fund Operating Expenses reflect the Adviser's reimbursement for expenses during the fiscal year ended March 31, 1997. Absent reimbursement of expenses, Management Fees and Total Fund Operating Expenses
     would  have  been  0.70%  and   1.18%, respectively.

     From time to time, the Adviser may decide to absorb all or a portion of the Fund's operating expenses, including the investment advisory fee, in excess of a certain percentage of the average net assets of the Fund on an annual basis. As a result, the Fund's total return, yield and distribution rate will be higher than if the fees and expenses had been paid by the Fund.

      Commencing on February 12, 1996, the Adviser began to absorb all Fund operating expenses, including the investment advisory fee, in excess of 0.90% of the average net assets of the Fund on an annual basis, until further notice. As a result, the Fund's total return, yield and distribution rate will be higher than if the fees and expenses had been paid by the Fund. From time to time and in its sole discretion, the Adviser may: (i) further reduce or waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio; or
(ii) decrease the amount of absorption of, or eliminate its absorption of, the Fund's operating expenses in excess of 0.90% of the average net assets of the Fund on an annual basis.


			     EXAMPLE

				One Year  Three Years  Five Years  Ten Years
				--------  -----------  ----------  ---------
A   shareholder  would  pay  the
following   expenses on a $1,000
investment,  assuming:  (1)   5%
annual return and (2) redemption
at  the  end  of  each period...    $9        $29          $50        $111



	   This Example is based upon total operating expenses of the Fund, net of reimbursement, as shown in the expense table. This Example
	 should not be considered a representation of past or future expenses. Actual expenses may
	     be greater or lesser than those shown.


      The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."

		      FINANCIAL HIGHLIGHTS

	(For a share outstanding throughout the period)

     The following Financial Highlights of the Fund for the three fiscal years ended March 31, 1997 and for the period from November 23, 1993 (date of initial public offering) through March 31, 1994, have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended March 31, 1997. The Financial Highlights should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

				       Year Ended March 31,
				       --------------------
			      1997      1996      1995      1994 (1)
			      ----      ----      ----      ----
[S]                          [C]       [C]       [C]      [C]
NET ASSET VALUE,
   BEGINNING OF YEAR         $12.35    $10.56    $10.04   $10.00
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income         .48       .36       .30      .06
  Net gains or (losses) on
   securities (realized
   and unrealized)              .44      1.77       .50     (.01)
			      -----     -----      -----    -----
    Total from investment
     operations                 .92      2.13       .80       .05
			      -----     -----      -----    -----

  LESS DISTRIBUTIONS:
  Dividends (from net
   investment income)          (.45)     (.34)     (.28)     (.01)
  Distributions (from
   capital gains)              (.55)      --         --       --
			      -----     -----      -----     ----

    Total distributions       (1.00)    (.34)      (.28)     (.01)
			     ------    ------     ------    -----

NET ASSET VALUE, END OF
   YEAR                      $12.27   $12.35     $10.56    $10.04
			      -----    ------     ------    -----
			      -----    ------     ------    -----

TOTAL RETURN                   7.83%    20.61%      8.13%      .53% (2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)                  $20.8    $15.8      $11.8      $5.8
Ratio of expenses to
  average net assets           0.90%(3)  1.38%(3)   1.73%     1.70%(4)
Ratio of net investment
  income to average net
  assets                       4.12%(3)  3.26%(3)   3.32%     2.53%(4)
Portfolio turnover rate       23.05%    68.85%     10.98%         0%
Average commission rate
  paid by the Fund on
  portfolio investment
  transactions (5)            $0.0467   $0.0472     N/A          N/A


(1) For the period from November 23, 1993 (date of initial public offering) through March 31, 1994.

(2) Not annualized.

(3) Net of reimbursements by the Adviser. Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.18% and 1.40% for the fiscal years ended March 31, 1997 and March 31, 1996, respectively. Also, the ratio of net investment income to average net assets would have been 3.84% and 3.24% for the fiscal years ended March 31, 1997 and March 31, 1996, respectively.

(4) Annualized.

(5) Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.

	  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The Fund's primary investment objective is to produce reasonable income for the investor,. Moderate long-term growth is a secondary goal. The Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the
S&P 500 Index. The term "reasonable income" refers to the Adviser's judgment that reasonable income would be an income yield greater than the composite dividend yield on the securities included in the S&P 500 Index. As of March 31, 1997, the Fund's income yield (i.e., the 30-day SEC yield) was 3.72%, the Fund's cash distribution rate was 4.19%, and the composite dividend yield on the securities included in the S&P 500 Index was approximately 2.0%. The Fund's total return for the fiscal year ended March 31, 1997 was 7.83%, while the total return for the S&P 500 Index was 19.83% and the total return for the Lehman Brothers Intermediate Corporate Bond Index was 5.00%. Commencing on February 12, 1996, the Adviser began to absorb expenses in excess of 0.90% of total net assets, until further notice. As a result, the Fund's total return, yield and distribution rate during the fiscal year ended March 31, 1997, was higher than if the Fund paid for all expenses and fees. If the Fund had paid for all expenses and fees, the Fund's total return, yield and distribution rate would have been 7.55% (compared to the actual 7.83%), 3.44% (compared to the actual 3.72%), and 3.91% (compared to the actual 4.19%), respectively.

      As of March 31, 1997, the Fund was invested approximately 68% in common stocks, 25% in convertible bonds, 12% in non-convertible bonds, 3% in a preferred convertible stock, and the remainder in cash equivalents. Of the Fund's investments in common stocks, approximately 82% were in income-producing equity securities, while the remainder were in securities of companies which the Adviser believes offer possibilities for increase in value and/or have favorable long-term prospects. The equity investments made by the Fund tend to have higher cash dividend returns than the equity investments made by the growth mutual funds for which the Adviser serves as investment adviser.
Management believes this strategy should reduce the overall volatility of the Fund and more adequately protect the Fund's capital as compared to the other growth mutual funds for which the Adviser serves as investment adviser.

     Set forth below is a comparison of the initial account value and subsequent account value at the end of each of the completed fiscal quarters and years of the Fund, assuming a $10,000 investment in the Fund at the beginning of the period, to the same investment over the same periods in the S&P 500 Index and the Lehman Brothers Intermediate Corporate Bond Index.

      (The performance graph plot points are as follows:)

								Lehman
	      Nicholas                                       Intermediate
	   Equity Income        %        S&P 500       %       Corporate       %
	       Value         returns      Value     returns      Value      returns
	       -----         -------      -----     -------  ------------   -------


11/30/93       10,000.00                10,000.00             10,000.00
12/31/93       9,993.00     -0.07%      10,120.75   1.21%     10,062.00     0.62%
03/31/94       10,052.96     0.60%       9,736.90  -3.79%      9,787.31    -2.73%
06/30/94       10,108.25     0.55%       9,777.89   0.42%      9,710.97    -0.78%
09/30/94       10,540.88     4.28%      10,255.95   4.89%      9,810.99     1.03%
12/31/94       10,407.01    -1.27%      10,254.34  -0.02%      9,794.31    -0.17%
03/31/95       10,870.13     4.45%      11,252.75   9.74%     10,316.35     5.33%
06/30/95       10,969.04     0.91%      12,326.98   9.55%     10,963.18     6.27%
09/30/95       11,773.07     7.33%      13,306.74   7.95%     11,187.93     2.05%
12/31/95       12,196.90     3.60%      14,108.55   6.03%     11,654.46     4.17%
03/31/96       13,109.23     7.48%      14,865.99   5.37%     11,492.47    -1.39%
06/30/96       13,204.93     0.73%      15,533.25   4.49%     11,547.63     0.48%
09/30/96       13,367.35     1.23%      16,013.52   3.09%     11,772.81     1.95%
12/31/96       14,134.64     5.74%      17,348.28   8.34%     12,116.58     2.92%
03/31/97       14,134.64     0.00%      17,813.42   2.68%     12,066.90    -0.41%

     The Fund's average annual total returns for the one year and life periods ended on the last day of the most recent fiscal year are as follows:
					  Time Period From Inception
			   One Year Ended    (November 23, 1993)
			   March 31, 1997     to March 31, 1997
			   -------------- ---------------------------
Average Annual Total Return        7.83%             10.89%

      Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is not predictive of future performance. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.
			PERFORMANCE DATA

      The Fund may from time to time include its "total return," "average annual total return," "yield" and "distribution rate" in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is the total return discounted for the number of represented time periods and is expressed as a percentage. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The "30-day SEC yield" of the Fund is calculated by dividing the Fund's net investment income per share, as defined by the Securities and Exchange Commission, for the 30-day period by the net asset value per share on the last day of the stated
period. Net investment income represents dividends and interest generated by the Fund's portfolio securities reduced by all expenses and any other charges that have been applied to all shareholder accounts. The calculation assumes the 30-day net investment income is compounded monthly for six months and then annualized. The Fund's distribution rate is calculated by annualizing the most recent per share income distribution and dividing by the net asset value per share on the last day of the period. Generally, the distribution rate reflects the amounts actually paid to shareholders at a point in time and is based on book income, whereas the yield reflects the earning power, net of expenses, of the Fund's portfolio securities at a point in time.

      The Fund's yield may be more or less than the amount actually distributed to shareholder. Methods used to calculate advertised yields and total returns are standardized for all bond and stock mutual funds by the Securities and Exchange Commission.

      All performance measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance. For additional information regarding the calculation of these performance data, see the Statement of Additional Information.

      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including, but not limited to, the Standard & Poor's 500r Composite Stock Price Index, the National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and the United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Lipper Analytical Services Mutual Fund Performance Analysis and Morningstar Mutual Funds.

	       INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted primary investment objectives, which are fundamental policies and may not be changed without shareholder approval. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any such change will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

      The Fund's primary investment objective is to produce reasonable income for the investor, and the Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the S&P 500 Index. The term "reasonable income" refers to the Adviser's judgment that reasonable income would be an income yield greater than the composite dividend yield on the securities included in the S&P 500 Index. The Fund's secondary investment objective is moderate long-term growth. The term "moderate long-term growth" refers to the Adviser's judgment that moderate long-term growth would be approximately three-fourths of the average total return achieved over a five-year period on the S&P 500 Index. The Fund will not be managed as a balanced portfolio and is not required to maintain a portion of its investments in each of the Fund's permitted investments at all times. The asset allocation mix for the Fund will be determined by the Adviser at any given time in light of its assessment of current economic conditions and investment opportunities. There is no assurance the Fund will achieve its investment objectives, nor is there any assurance the Fund will achieve reasonable income or moderate long-term growth, as such terms are defined by the Adviser.

      During normal market conditions, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities with expected dividend yields that are higher than the yield of the S&P 500 Index. The equity securities in which the Fund may invest include common stocks, preferred stocks and convertible securities. Most of the equity securities purchased by the Fund will have a dividend-paying history or will pay a current dividend, while the remainder of the equity securities will be securities of companies which offer possibilities for increase in value and/or have favorable long-term prospects. To the extent the Fund invests in small and medium-sized companies, such companies often have a limited market for their securities, limited financial resources and usually are more affected by changes in the economy in general, and the market price of their securities often fluctuates more than securities of larger companies. However, such small and medium-sized companies also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. If the Fund holds a stock that pays dividends at a rate which is below the yield of the S&P 500 Index at the time of purchase, the Adviser will attempt to offset this lower rate through other holdings that pay dividends or interest at rates deemed to be sufficient so that the Fund's income yield exceeds the yield of the S&P 500 Index. The Fund also may invest in preferred stock and convertible securities, but only to the extent that such securities also provide a current interest or dividend payment stream at date of purchase. The Fund may invest in preferred stock and convertible securities which are not rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or are unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase; provided, however, that the Fund shall not invest more than 35% of its total assets (at the time of purchase) in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any of the NRSROs, or are unrated securities but deemed by the Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase. (See the Statement of Additional Information for a description of the ratings used by Standard & Poor's Corporation and Moody's Investor Services, Inc.) A convertible security typically is a fixed income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is the higher of its investment value (i.e., its value as a fixed income security) or its conversion value (i.e., the value of the underlying shares of common stock if the security is converted). Convertible securities frequently have speculative characteristics.

      The remainder of the Fund's assets generally will be invested in corporate and governmental fixed income securities. The Fund may invest in debt securities, including notes, bonds and debentures, which are not investment grade quality on the date of purchase (as rated by any of the NRSROs) or are unrated obligations but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase; provided, however, that the Fund shall not invest more than 35% of its total assets (at the time of purchase) in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any of the NRSROs, or are unrated securities but deemed by the Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase. "Investment grade" refers to fixed income securities ranked in one of the top four categories as rated by Standard & Poor's Corporation, Moody's Investor Services, Inc., or any other NRSRO. Obligations rated in the lowest of the top four rating categories are considered to have speculative characteristics. (See the Statement of Additional Information for a description of the ratings used by Standard & Poor's Corporation and Moody's Investor Services, Inc.) Governmental fixed income securities include obligations supported by the full faith and credit of the United States, such as U.S. Treasury obligations and the obligations of certain instrumentalities and agencies, and mortgage-backed and related securities issued or guaranteed by the United States Government, its agencies or instrumentalities, such as GNMA or FNMA certificates, or issued or guaranteed by private issuers and guarantors equivalent to the quality standards of corporate fixed income securities. The net asset value of the fixed income securities held by the Fund will be affected primarily by changes in interest rates, average maturaties and the investment and credit quality of the fixed income securities.

      Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities will adversely impact the Fund's net asset value. The Fund also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holding. In addition to relying, in part, on the ratings assigned to the debt securities, the Fund also will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of the issuer. In this evaluation, the Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The achievement of the Fund's investment objectives may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities.

     Since some issuers do not seek ratings for their securities, unrated securities will be considered for investment by the Fund, but only when the Adviser believes the financial condition of the issuers of such securities and/or protection afforded by the terms of the securities limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as broad and thus they may carry greater market risk and higher yield than rated securities. These factors may have the effect of limiting the availability of securities for purchase by the Fund and also may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or in the financial markets.

     An investment in the Fund may be considered more speculative than an investment in shares of a fund which invests primarily in higher rated securities. All investments will be made in conformance with the Fund's primary investment objective which is to seek to obtain moderate income and moderate long-term growth. While the risk of investing in lower rated securities with speculative characteristics is greater than the risk of investing in higher rated securities, the Fund will attempt to minimize this risk through diversification of its investments and by analysis of each issuer and its ability to make timely payments of income and principal. The Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase; however, subsequent to purchase, the ratings of the securities so purchased may fall below B (or its equivalent) and the Fund will not be precluded from retaining such a security whose credit quality is so downgraded. As of March 31, 1997, 37.39% of the Fund's total net assets were invested in rated and unrated convertible and non-convertible corporate debt securities ("Debt Securities"). As of March 31, 1997, as rated by Standard & Poor's Corporation, of the Fund's total net assets, 7.72% were invested in Debt Securities rated A, 2.92% rated BBB, 2.44% rated BB, 19.67% rated B, none were rated CCC, CC, C or D, and 4.64% were unrated by Standard & Poor's or Moody's but believed to be equivalent to a B or better rating.

      The Fund reserves the flexibility to temporarily invest its assets in short-term, investment grade fixed income securities as a defensive measure when conditions, such as a decline in the stock market, are deemed to warrant such action or for investment of idle cash balances. These short-term instruments include United States ("U.S.") Government obligations (including Treasury Bills, Treasury Notes and Treasury Bonds), certificates of deposit, bankers' acceptances, commercial paper (rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's, or the
equivalent by any other NRSRO, or unrated but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase), short-term corporate debt issues and repurchase agreements. The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio.

      The Fund has reserved the right to invest in repurchase agreements as a temporary defensive measure, but only up to 20% of its total net assets at the time of purchase. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the selling bank or primary dealer agrees to repurchase such securities from the Fund at a specified time and place. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.

      The Fund also may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotation System. Although the Fund will not invest directly in real estate, it may invest in real estate-based securities, and therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate. Risks associated with investment in the real estate industry include declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, costs associated with environmental problems, changes in zoning laws, variations in rental income and changes in interest rates. The value of securities of companies which service the real estate industry also may be affected by such risks. Investing in real estate investment trusts involves certain other risks in addition to those risks associated with investing in the real estate investment industry in general. Real estate investment trusts may be affected by changes in the value of the underlying property owned and the quality of any credit extended, and are subject to cash flow dependency, default by borrowers and tax exemption disqualification.

      The Fund's objective stresses reasonable income. Although the Adviser will consider the possibility of some capital appreciation in selecting investments for the Fund, an investor should not expect the Fund to reach the growth potential of funds which have growth or capital appreciation as their primary objective.

      Since the Fund generally will invest a significant portion of its assets in equity securities, its per share price will fluctuate more than funds which primarily invest in fixed income securities. Furthermore, there are market risks inherent in any investment and there can be no assurance the objectives of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

      Generally, the Fund does not intend to purchase securities for short-term trading; however, when circumstances warrant, securities may be sold without regard to the length of time held. Furthermore, the Fund does not intend to engage in investment techniques such as leveraging, short-selling, options and futures transactions or lending portfolio securities. The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

		    INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy. Limitations set forth below apply on the date of investment by the Fund.

    1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

       a)   the purchase of a portion of  an issue of   publicly  distributed
	    debt securities;

       b)   the purchase of bank certificates of deposit or commercial paper;

       c) investment in repurchase agreements in an amount not to exceed 20% of the total net assets of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 10% of the value of the total net assets; and

       d) the purchase of a portion of bonds, debentures or other debt securities of types commonly distributed in private placements to financial institutions, such illiquid amount of which shall not exceed 10% of the value of the total net assets of the Fund.

    2. The Fund may not issue senior securities in violation of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may make borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets, and the Fund may make borrowings from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's net assets.

    3. The Fund will not mortgage, pledge or hypothecate any of its assets except to secure permitted borrowings and then only in an amount up to 15% of the value of the Fund's total net assets taken at cost at the time of such borrowings.

    4. Investments will not be made for the purpose of exercising control or management of any company. In addition, the Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

    5. The Fund may not purchase the securities of any one issuer, except securities issued or guaranteed by the United States or its instrumentalities or agencies, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

    6. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries. This restriction does not apply to U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    7. The Fund may not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotation System, but not more than 10% in value of the Fund's total assets will be invested in real estate investment trusts nor will more than 25% in value of the Fund's total assets be invested in the real estate industry in the aggregate.

      In addition to the foregoing restrictions, the Fund has adopted other restrictions to comply with the securities laws of various states, including prohibiting the making of short sales of securities. These restrictions may be changed by the Board of Directors of the Fund without shareholder approval.

		       INVESTMENT ADVISER

      Under an investment advisory agreement dated November 23, 1993, Nicholas Company, Inc. (the "Adviser"), 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs subject to supervision by the Fund's Board of Directors. Nicholas Company, Inc. is the investment adviser to five other mutual funds, which like the Fund are sold without a sales charge, and to approximately 25 institutions and individuals with substantial investment portfolios. The other funds for which Nicholas Company, Inc. acts as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc. and Nicholas Money Market Fund, Inc.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is seven-tenths of one percent (.70 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, and six-tenths of one percent (.60 of 1%) of the average net asset value in excess of $50,000,000. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.

       Under the Investment Advisory Agreement, the Adviser furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers), any or all of which are subject to reimbursement by the Fund at the Adviser's request. The Adviser bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issuance or sale of securities. The Fund pays all of its operating expenses. Included as "operating expenses" are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, legal fees and expenses, printing, fees and expenses of any custodian or trustee having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs related to the aforementioned items.

     The Adviser also has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses, exceed the lowest (i.e., most restrictive) percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall reimburse the Fund at the end of any fiscal year in which the aggregate annual operating expenses exceed such restrictive percentage.

      Albert O. Nicholas, President, Portfolio Manager and a Director of the Fund, also has been President and a Director of the Adviser. Mr. Nicholas owns 91% of the outstanding voting securities of the Adviser. He has been Portfolio Manager (or Co-Portfolio Manager, in the case of Nicholas Fund, Inc. since November 1996) for, and primarily responsible for the day-to-day management of, the portfolios of the Fund, Nicholas Fund, Inc. and Nicholas Income Fund, Inc. since the Nicholas Company, Inc. has served as investment adviser for such funds. He also was Portfolio Manager for Nicholas II, Inc. and Nicholas Limited Edition, Inc. from the date of each such fund's inception until March 1993. He is a Chartered Financial Analyst. As of June 30, 1997, Mr. Nicholas may be deemed to beneficially own 28.18% of the issued and outstanding shares of Common Stock of the Fund, and therefore may be deemed to "control" the Fund, as such term is defined in the 1940 Act.

     Mr. David O. Nicholas, Senior Vice President of the Fund and Senior Vice President of the Adviser, assists in the management of the Fund. He has been employed by the Adviser since December 1985, and is a Chartered Financial Analyst. He has been Portfolio Manager for, and primarily responsible for the day-to-day management of, the portfolios of Nicholas II, Inc. and Nicholas Limited Edition, Inc. since March 1993, and has been Co-Portfolio Manager of Nicholas Fund, Inc. since November 1996.

		   PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents; therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment. Payment should be made by check or money order drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment (net of the back-up withholding tax amount).

     The Board of Directors has established $2,000 as the minimum initial purchase. The minimum for any subsequent purchases is $100 except in the case of dividend reinvestment. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:

		  FIRSTAR BANK MILWAUKEE, N.A.
			ABA #0750-00022
	       TRUST FUNDS, ACCOUNT #112-952-137
		   777 EAST WISCONSIN AVENUE
		   MILWAUKEE, WISCONSIN 53202
    FOR FURTHER CREDIT TO NICHOLAS EQUITY INCOME FUND, INC.
       [YOUR ACCOUNT NUMBER AND THE TITLE OF THE ACCOUNT]

Please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire.

      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing
Intermediary may be required to register as a broker or dealer under certain state laws.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Signature guarantees may be required. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. When certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases and redemptions of Fund shares.


		  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his/her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption. The shareholder account number and tax identification number or social security number also are necessary. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case, with signatures guaranteed by an "eligible guarantor institution" as defined in
Section 240.17Ad-15 of the Code of Federal Regulations. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Transfer to Minors Act) or general partners, the written request must be signed exactly as the account is registered. Both owners must sign if the account is owned jointly. Written confirmations are issued for all redemptions of Fund shares.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s). A copy of the trust document certified within the last 60 days is required if the trustee's name is not registered on the account.

      Please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting a written redemption request if there is doubt as to what documents or instruments are necessary in order to redeem shares. A written redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      Shareholders who have an individual retirement account ("IRA"), a master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT MAIL LETTERS BY OVERNIGHT COURIER TO THE POST OFFICE BOX ADDRESS. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable procedures to confirm that such instructions are genuine. In addition to the account registration, you will be required to provide the account number and the social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $1,000 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of up to $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

      The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company of the certificate(s) or written request in the proper form set forth above, or pursuant to proper telephone instructions. A redemption generally is treated as a sale of the shares being redeemed for federal income tax purposes. This means the shareholder recognizes a capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

      All redemptions will be processed immediately upon receipt. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset value is determined. Firstar Trust Company charges a wire redemption fee of up to $12.00. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected.

       Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Signature Guarantees. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; or
(vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees are required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.

		     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas Company, Inc. Such an exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange. This depends upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) or IRA accounts generally will not constitute a taxable transaction for federal tax purposes.

      The exchange privilege may be terminated or modified only upon 60 days advance notice to shareholders. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size, and thus the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc. and Nicholas Money Market Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc. and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity.

      Exchange of shares can be accomplished in the following ways:

      EXCHANGE BY MAIL. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

       EXCHANGE BY TELEPHONE. Shareholders may exchange by telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $l,000 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000, with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed.

      Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone  exchanges can only be made  by  calling  Firstar
Trust  Company  at  414-276-0535 or 800-544-6547.   You  will  be
required to provide pertinent information regarding your account.
Calls will be recorded.
		   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.

		DETERMINATION OF NET ASSET VALUE

      The net asset value per share will be computed by the Adviser as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading. The net asset value per share is determined by dividing the total current market value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of determination. A portfolio security which is traded on a national securities exchange is valued at the price of the last sale on such exchange. If no sale has occurred on the date as of which assets are valued, or if the security is traded only in the over-the-counter market, it normally will be valued at the latest bid price, unless the Board of Directors, in good faith, determines that some other price reflects more closely the true market value.

      Bid prices for debt securities are obtained from the Fund's pricing service which consults one or more market makers of each debt security being priced. Debt securities listed on a national exchange may be priced at the last sales price if the Fund's pricing service believes that such price represents market value of the security for institutional trades. The pricing of all debt securities takes into account the fact that the Fund trades in institutional size trading units. Securities for which current quotations are not readily available and other assets of the Fund are valued at fair value as determined in good faith by the Fund's Board of Directors.

		DIVIDENDS AND FEDERAL TAX STATUS

      Dividends of the Fund, if any, are paid to shareholders in April, July, October and December. In those years in which sales of portfolio securities result in net realized capital gains (after utilization of any available capital loss carryforwards), such gains are distributed to shareholders in December or January. It is the practice of the Fund to distribute capital gains in shares of the Fund at net asset value or, at each shareholder's election, in cash.

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund.

      Distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. The Fund will provide information to shareholders concerning the character and federal tax treatment of any distribution.

      At the time of purchase of shares, the Fund may have undistributed income or capital gains included in the computation of the net asset value per share. Therefore, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% back-up withholding on reportable dividends, capital gain distributions (if any) and redemption payments. Generally under federal law, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. An investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he or she is not subject to backup withholding when establishing an account.

      The foregoing tax discussion relates solely to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the federal, state and local tax aspects of an investment in the Fund.




		   DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made on an application to purchase shares or by separate written notification or by telephone. All reinvestments are at the net asset value per share in effect on the dividend or distribution date and are credited to the shareholder's account. Shareholders will be advised of the number of shares purchased and the price following each reinvestment.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written or telephonic notice to the Transfer Agent. An election must be received by the Transfer Agent prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days written notice to participants.

		   SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own Fund shares worth $10,000 or more at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semi-annual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the Plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the Plan by the Fund or shareholders, the Plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact the Nicholas Company for copies of the Plan documents.

		 INDIVIDUAL RETIREMENT ACCOUNT

     Individuals may be able to establish their own tax sheltered
individual  retirement  accounts  ("IRA").   The  Fund  offers  a
prototype IRA Plan for adoption by individuals who qualify for spousal, deductible and non-deductible IRA accounts.

     As  long as the aggregate IRA contributions meet the  Fund's minimum investment requirement of $2,000, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

     The applicable forms and a description of the applicable service fees are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA because changes occur from time to time in existing IRA regulations.

     Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives. Premature withdrawals from an IRA may result in adverse tax consequences. See "Redemption of Capital Stock." Consultation with a tax adviser regarding tax consequences is recommended.

		     MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.


		       CAPITAL STRUCTURE

     The Fund is authorized to issue five hundred million (500,000,000) shares of common stock, $.0001 par value per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. The shares are fully paid and non-assessable when issued. There are no conversion or sinking fund provisions applicable to shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the shareholder to the same rights as whole shares.

			 ANNUAL MEETING

      Under the laws of the state of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Articles of Incorporation and will not hold annual meetings of shareholders unless otherwise required to do so.

    In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the 1940 Act.

		      SHAREHOLDER REPORTS

     Shareholders will be provided with a report or a current prospectus showing the Fund's portfolio and other information at least semiannually. After the close of the Fund's fiscal year, which ends March 31, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants will be sent to shareholders. Inquiries concerning the Fund may be made by telephone at 414-272-6133 or 800-227-5987, or by writing to Nicholas Equity Income Fund, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin 53202.

		  CUSTODIAN AND TRANSFER AGENT

     Firstar  Trust Company, 615 East Michigan Avenue, Milwaukee,
Wisconsin 53202 acts as Custodian and Transfer Agent for the Fund.

	   INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

     Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund. Michael Best & Friedrich, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.


			   PROSPECTUS




	       NICHOLAS EQUITY INCOME FUND, INC.




		       Investment Adviser
		     NICHOLAS COMPANY, INC.
			   Milwaukee
		  414-272-6133 or 800-227-5987


		  Custodian and Transfer Agent
		     FIRSTAR TRUST COMPANY
			   Milwaukee
		  414-276-0535 or 800-544-6547


		 Independent Public Accountants
		      ARTHUR ANDERSEN LLP
			   Milwaukee


			    Counsel
		    MICHAEL BEST & FRIEDRICH
			   Milwaukee













	       NICHOLAS EQUITY INCOME FUND, INC.


		     700 North Water Street
		   Milwaukee, Wisconsin 53202
			 July 30, 1997









	       Nicholas Equity Income Fund, Inc.




			   Form N-1A




	  PART B:  STATEMENT OF ADDITIONAL INFORMATION
	       NICHOLAS EQUITY INCOME FUND, INC.





	      STATEMENT OF ADDITIONAL INFORMATION





	       700 North Water Street, Suite 1010
		  Milwaukee, Wisconsin  53202
		  414-272-6133 or 800-227-5987








     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Nicholas Equity Income Fund, Inc. (the "Fund"), dated July 30, 1997. To obtain a copy of the Fund's Prospectus and Annual Report, please write or call the Fund at the address and telephone number set forth above.



		 NO LOAD FUND - NO SALES CHARGE





		      Investment Adviser:

		     NICHOLAS COMPANY, INC.













			 July 30, 1997


		       TABLE OF CONTENTS

							     Page


INTRODUCTION............................................      1

INVESTMENT OBJECTIVES AND POLICIES......................      1

INVESTMENT RESTRICTIONS.................................      5

DESCRIPTION OF RATINGS..................................      8

INVESTMENT ADVISER......................................      12

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS
 AND PORTFOLIO MANAGERS OF THE FUND.....................      13

PRINCIPAL SHAREHOLDERS..................................      16

PURCHASE OF CAPITAL STOCK...............................      16

REDEMPTION OF CAPITAL STOCK.............................      18

EXCHANGE BETWEEN FUNDS..................................      19

TRANSFER OF CAPITAL STOCK...............................      20

DETERMINATION OF NET ASSET VALUE........................      20

DIVIDENDS AND FEDERAL TAX STATUS........................      21

DIVIDEND REINVESTMENT PLAN..............................      21

SYSTEMATIC WITHDRAWAL PLAN..............................      22

INDIVIDUAL RETIREMENT ACCOUNT...........................      22

MASTER RETIREMENT PLAN..................................      22

BROKERAGE...............................................      22

PERFORMANCE DATA........................................      24

CAPITAL STRUCTURE.......................................      25

STOCK CERTIFICATES......................................      25

ANNUAL MEETING..........................................      25

SHAREHOLDER REPORTS.....................................      26

CUSTODIAN AND TRANSFER AGENT............................      26

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL...............      26

FINANCIAL INFORMATION...................................      26

			  INTRODUCTION

      Nicholas Equity Income Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on September 1, 1993. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its common stock, $.0001 par value per share, to the public. Proceeds from such sales are invested in securities of other companies by the Fund. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries. The Fund also furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at the net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").

     The Fund's primary objective is to produce reasonable income for the investor. Moderate long-term growth is a secondary goal. The Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the Standard & Poor's 500r Composite Stock Price Index ("S&P 500 Index"). The Fund generally will have at least 65% of its total assets invested in income-producing equity securities to achieve these objectives. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, or convertible securities. The Fund generally will focus on dividend-paying stocks. The Fund is designed for investors who seek higher current income and less volatility than the typical growth or capital appreciation equity fund.

	       INVESTMENT OBJECTIVES AND POLICIES

    The Fund has adopted primary investment objectives, which are fundamental policies and may not be changed without shareholder approval. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any such change will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

     The Fund's primary investment objective is to produce reasonable income for the investor, and the Fund seeks an income yield that exceeds the composite dividend yield on the securities included in the S&P 500 Index. The term "reasonable income" refers to the Adviser's judgment that reasonable income would be an income yield greater than the composite dividend yield on the securities included in the S&P 500 Index. The Fund's secondary investment objective is moderate long-term growth. The term "moderate long-term growth" refers to the Adviser's judgment that moderate long-term growth would be approximately three-fourths of the average total return achieved over a five-year period on the S&P 500 Index. The Fund will not be managed as a balanced portfolio and is not required to maintain a portion of its investments in each of the Fund's permitted investments at all times. The asset allocation mix for the Fund will be determined by the Adviser at any given time in light of its assessment of current economic conditions and investment opportunities. There is no assurance the Fund will achieve its investment objectives, nor is there any assurance the Fund will achieve reasonable income or moderate long-term growth, as such terms are defined by the Adviser.

    During normal market conditions, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities with expected dividend yields that are higher than the yield of the S&P 500 Index. The equity securities in which the Fund may invest include common stocks, preferred stocks and convertible securities. Most of the equity securities purchased by the Fund will have a dividend-paying history or will pay a current dividend, while the remainder of the equity securities will be securities of companies which offer possibilities for increase in value and/or have favorable long-term prospects. To the extent the Fund invests in small and medium-sized companies, such companies often have a limited market for their securities, limited financial resources and usually are more affected by changes in the economy in general, and the market price of their securities often fluctuates more than securities of larger companies. However, such small and medium-sized companies also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. If the Fund holds a stock that pays dividends at a rate which is below the yield of the S&P 500 Index at the time of purchase, the Adviser will attempt to offset this lower rate through other holdings that pay dividends or interest at rates deemed to be sufficient so that the Fund's income yield exceeds the yield of the S&P 500 Index. The Fund also may invest in preferred stock and convertible securities, but only to the extent that such securities also provide a current interest or dividend payment stream at date of purchase. The Fund may invest in preferred stock and convertible securities which are not rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or are unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase; provided, however, that the Fund shall not invest more than 35% of its total assets (at the time of purchase) in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any of the NRSROs, or are unrated securities but deemed by the Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase. A convertible security typically is a fixed income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is the higher of its investment value (i.e., its value as a fixed income security) or its conversion value (i.e., the value of the underlying shares of common stock if the security is converted). Convertible securities frequently have speculative characteristics.

    The remainder of the Fund's assets generally will be invested in corporate and governmental fixed income securities. The Fund may invest in debt securities, including notes, bonds and debentures, which are not investment grade quality on the date of purchase (as rated by any of the NRSROs) or are unrated obligations but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase; provided, however, that the Fund shall not invest more than 35% of its total assets (at the time of purchase) in preferred stocks, convertible securities or debt securities which are not rated in one of the top four rating categories by any of the NRSROs, or are unrated securities but deemed by the Adviser to be comparable in quality to securities so rated on the date of purchase, and provided further that the Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase. "Investment grade" refers to fixed income securities ranked in one of the top four categories as rated by Standard & Poor's Corporation, Moody's Investor Services, Inc., or any other NRSRO. Obligations rated in the lowest of the top four rating categories are considered to have speculative characteristics. Governmental fixed income securities include obligations supported by the full faith and credit of the United States, such as U.S. Treasury obligations and the obligations of certain instrumentalities and agencies, and mortgage-backed and related securities issued or guaranteed by the United States Government, its agencies or instrumentalities, such as GNMA or FNMA certificates, or issued or guaranteed by private issuers and guarantors equivalent to the quality standards of corporate fixed income securities. The average maturity of the Fund's fixed income securities will vary with economic conditions. The net asset value of the fixed income securities held by the Fund will be affected primarily by changes in interest rates, average maturities and the investment and credit quality of the fixed income securities.

     Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities may adversely impact the Fund's net asset value. The Fund also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holding. In addition to relying, in part, on the ratings assigned to the debt securities, the Fund also will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of the issuer. In this evaluation, the Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The achievement of the Fund's investment objectives may be more dependent on the Adviser's own credit analysis than is the case for higher quality securities.

     Since some issuers do not seek ratings for their securities, unrated securities will be considered for investment by the Fund, but only when the Adviser believes the financial condition of the issuers of such securities and/or protection afforded by the terms of the securities limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as broad and thus they may carry greater market risk and higher yield than rated securities. These factors may have the effect of limiting the availability of securities for purchase by the Fund and also may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or in the financial markets.

     An investment in the Fund may be considered more speculative than an investment in shares of a fund which invests primarily in higher rated securities. All investments will be made in conformance with the Fund's primary investment objective which is to seek to obtain reasonable income and moderate long-term growth. While the risk of investing in lower rated securities with speculative characteristics is greater than the risk of investing in higher rated securities, the Fund will attempt to minimize this risk through diversification of its investments and by analysis of each issuer and its ability to make timely payments of income and principal. The Fund may invest only in securities rated at least B (or its equivalent) by any NRSRO (or unrated but comparable in quality) at the time of purchase; however, subsequent to purchase, the ratings of the securities so purchased may fall below B (or its equivalent) and the Fund will not be precluded from retaining such a security whose credit quality is so downgraded. As of March 31, 1997, 37.39% of the Fund's total net assets were invested in rated and unrated convertible and non-convertible corporate debt securities ("Debt Securities"). As of March 31, 1997, as rated by Standard & Poor's Corporation, of the Fund's total net assets, 7.72% were invested in Debt Securities rated A, 2.92% rated BBB, 2.44% rated BB, 19.67% rated B, none were rated CCC, CC, C or D, and 4.64% were unrated by Standard & Poor's or Moody's but believed to be equivalent to a B or better rating.


     From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yielding, high risk securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payouts on such securities. Such proposals, if enacted into law, could negatively affect the financial condition of issuers of high yield, high risk securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield, high risk issues and the high yield, high risk market in general. However, the likelihood of any such legislation or the effect thereof is uncertain.

     The Fund reserves the flexibility to temporarily invest its assets in short-term, investment grade fixed income securities as a defensive measure when conditions, such as a decline in the stock market, are deemed to warrant such action or for investment of idle cash balances. These short-term instruments include United States ("U.S.") Government obligations (including Treasury Bills, Treasury Notes and Treasury Bonds), certificates of deposit, bankers' acceptances, commercial paper (rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's, or the
equivalent by any other NRSRO, or unrated but deemed by the Adviser to be of comparable quality to instruments so rated on the date of purchase), short-term corporate debt issues and repurchase agreements. The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio.

     The Fund has reserved the right to invest in repurchase agreements as a temporary defensive measure, but only up to 20% of its total net assets at the time of purchase. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the selling bank or primary dealer agrees to repurchase such securities from the Fund at a specified time and place. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.

     The Fund also may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotation System. Although the Fund will not invest directly in real estate, it may invest in real estate-based securities, and therefore, an investment in the Fund may be subject to certain risks accounted with the direct ownership of real estate. Risks associated with investment in the real estate industry include declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, costs associated with environmental problems, changes in zoning laws, variations in rental income and changes in interest rates. The value of securities of companies which service the real estate industry also may be affected by such risks. Investing in real estate investment trusts involves certain other risks in addition to those risks associated with investing in the real estate investment industry in general. Real estate investment trusts may be affected by changes in the value of the underlying property owned and the quality of any credit extended, and are subject to cash flow dependency, default by borrowers and tax exemption disqualification.

     The Fund's objective stresses reasonable income. Although the Adviser will consider the possibility of some capital appreciation in selecting investments for the Fund, an investor should not expect the Fund to reach the growth potential of funds which have growth or capital appreciation as their primary objective.

    Since the Fund generally will invest a significant portion of its assets in equity securities, its per share price will fluctuate more than funds which primarily invest in fixed income securities. Furthermore, there are market risks inherent in any investment and there can be no assurance the objectives of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

     Generally, the Fund does not intend to purchase securities for short-term trading; however, when circumstances warrant, securities may be sold without regard to the length of time held. Furthermore, the Fund does not intend to engage in investment techniques such as leveraging, short-selling, options and futures transactions or lending portfolio securities. The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

		    INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy (all percentage limitations apply on the date of investment by the Fund):

    1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

       a)   the purchase of a portion of  an issue of   publicly  distributed
	    debt securities;

       b)   the purchase of bank certificates of deposit or commercial paper;

       c) investment in repurchase agreements in an amount not to exceed 20% of the total net assets of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 10% of the value of the total net assets; and

       d) the purchase of a portion of bonds, debentures or other debt securities of types commonly distributed in private placements to financial institutions, such illiquid amount of which shall not exceed 10% of the value of the total net assets of the Fund.

    2. The Fund may not issue senior securities in violation of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may make borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets, and the Fund may make borrowings from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's net assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes and to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. While the Fund has borrowings in excess of 5% of the value of the Fund's total assets outstanding, it will not make any purchases of portfolio instruments. If due to market fluctuations or other reasons, the net assets of the Fund fall below 300% of its borrowings, the Fund will promptly reduce its borrowings in accordance with the 1940 Act. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    3. The Fund will not mortgage, pledge or hypothecate any of its assets except to secure permitted borrowings and then only in an amount up to 15% of the value of the Fund's total net assets taken at cost at the time of such borrowings.

    4. Investments will not be made for the purpose of exercising control or management of any company. In addition, the Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

    5. The Fund may not purchase the securities of any one issuer, except securities issued or guaranteed by the United States or its instrumentalities or agencies, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

    6. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries. This restriction does not apply to U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    7. The Fund may not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotation System, but not more than 10% in value of the Fund's total assets will be invested in real estate investment trusts nor will more than 25% in value of the Fund's total assets be invested in the real estate industry in the aggregate.

    In addition to the foregoing restrictions, the Fund has adopted the following restrictions which may be changed by the Board of Directors of the Fund without shareholder approval, in order to comply with the securities laws of various states. Any such change would be made only upon advance notice to shareholders in the form of an amended Statement of Additional Information filed with the Securities and Exchange Commission. All percentage limitations apply on the date of investment by the Fund.

    1. The Fund will not acquire or retain any security issued by a company if one or more directors, shareholders or other affiliated persons of its investment adviser beneficially own more than one half of one percent (.5 of 1%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (.5 of 1%) together own more than 5% of such stock or security.

    2. The Fund will not invest more than 5% of its total net assets in equity securities which are not readily marketable and in securities of unseasoned companies (i.e., companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business).

    3. The Fund will not invest in interests in oil, gas or other mineral leases, but this shall not prohibit the Fund from investing in securities of companies engaged in oil, gas or mineral activities.

    4. The Fund will not invest in puts, calls, straddles, spreads or any combination thereof, and will not invest in options, financial futures or stock index futures, other than hedging positions or positions covered by cash or securities, if as result thereof, more than 5% of its assets would be so invested.



    5. Securities of other open-end investment companies will not be purchased.


    6. The Fund will not purchase illiquid securities if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested. "Illiquid securities" are (a) securities which at the time of such investment are not readily marketable;
       b) securities restricted as to resale (excluding securities determined by the Board of Directors of the Fund or the person designated by the Board of Directors of the Fund to make such determinations to be readily marketable); and (c) repurchase agreements maturing in more than seven days.

    7. The Fund will not engage in short sales of securities.

    8. The Fund will not purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable services of companies which invest in real estate).

    9. The Fund will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. Subject to certain exemptions, as of the date of this Statement of Additional Information, the 1940 Act prohibits the Fund from investing more than 5% of its total assets in securities of another investment company, investing more than 10% of its total assets in securities of such investment company and all other investment companies, or purchasing more than 3% of the total outstanding voting stock of another investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

    All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.

		     DESCRIPTION OF RATINGS

     As set forth in the Prospectus, the Fund may invest in various debt securities, convertible securities and preferred stock that are assigned specific ratings by NRSROs, including Standard & Poor's Corporation and Moody's Investor Services, Inc. A brief description of various of the ratings and their meanings follows.

    Debt Securities

     STANDARD AND POOR'S CORPORATION. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The ratings are based in varying degrees on the following considerations: (i) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; and
(iii) protection afforded by, and the relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    S&P's rating categories are as follows:

AAA rated bonds are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence, provide the maximum safety on all counts.

AA rated bonds also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A        rated   bonds   are  regarded  as  upper   medium-grade.
	 They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

BB-B rated bonds are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective
	 characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC rated bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC-C rated bonds are usually bonds which are subordinated to senior debt that is assigned an actual or implied "CCC" or "CCC-" rating. A "C" rated bond may also involve a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D rated bonds are in payment default. They involve a situation where interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period. A "D" rated bond may also involve the filing of a bankruptcy petition if debt service payments are jeopardized.

      MOODY'S  INVESTORS  SERVICES,  INC.   Moody's  bond  rating
categories are as follows:

Aaa rated bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa rated bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A rated bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba rated bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B rated bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa      rated  bonds  are  of  poor  standing.   Such issues may
	 be in default or there may be present elements of danger with respect to principal or interest.

Ca       rated   bonds   represent    obligations   which     are
	 speculative in a high degree. They are often in default or have other marked shortcomings.

C        rated   bonds  are  the  lowest  rated  class of  bonds.
	 Bonds so rated can be regarded as having extremely  poor
	 prospects   of   ever  attaining  any  real   investment
	 standing.

    The ratings of S&P and Moody's represent their opinions as to
the  quality  of  the instruments rated by them.   Such  ratings,
which are subject to revision or withdrawal, are general and are not absolute standards of quality.
Preferred Stock

    STANDARD & POOR'S CORPORATION. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II.  Nature of, and provisions of, the issue.

III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

   S&P's rating categories for preferred stock are as follows:

AAA This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA  A  preferred stock issue rated "AA" also qualifies as a high-
    quality   fixed  income  security.   The  capacity   to   pay
    preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A   An  issue rated "A" is backed by a sound capacity to pay  the preferred  stock  obligations, although it is  somewhat  more
    susceptible   to   the   adverse  effects   of   changes   in
    circumstances and economic conditions.

BBB An  issue  rated "BBB" is regarded as backed by  an  adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB
B
CCC Preferred  stock rated "BB," "B," and "CCC" are regarded,  on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

CA  Preferred stock rated "C" is a non-paying issue.

DA Preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.


     MOODY'S INVESTORS SERVICES, INC. Because of the fundamental differences between preferred stocks and bonds, Moody's uses a variation of its bond rating symbols in the quality ranking of preferred stock. The symbols, presented below, are designed by Moody's to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and these securities are rated by Moody's within the universe of preferred stocks.

    Moody's preferred stock ratings are as follows:

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While the risks are judged to be somewhat greater than in the "aaa" and "aa"
    classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An  issue  which is rated "baa" is considered to be a  medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b   An   issue   which   is   rated  "b"  generally   lacks   the
    characteristics  of  a  desirable investment.   Assurance  of
    dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   This  is  the  lowest rated class of preferred or  preference
    stock.   Issues so rated can be regarded as having  extremely
    poor   prospects  of  ever  attaining  any  real   investment
    standing.

General

     The S&P "AA" and "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Moody's security rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    The ratings of S&P and Moody's represent their opinions as to the quality of the instruments rated by them. It should be emphasized that such ratings, which are subject to revision or withdrawal, are general and are not absolute standards of quality.
		       INVESTMENT ADVISER

     Under an investment advisory agreement dated November 23, 1993, Nicholas Company, Inc. (the "Adviser"), 700 North Water Street, Suite 1010, Milwaukee, Wisconsin furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs subject to supervision by the Fund's Board of Directors. Nicholas Company, Inc. is the investment adviser to five other mutual funds, which like the Fund are sold without a sales charge, and to approximately 25 institutions and individuals with substantial investment portfolios. The other funds for which Nicholas Company, Inc. acts as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc. and Nicholas Money Market Fund, Inc., with primary investment objectives and net assets as set forth below.


							       Net Assets at
     Fund                       Primary Investment Objective   March 31, 1997
   -------                      ----------------------------   --------------
Nicholas Fund, Inc.               Capital Appreciation         $3,989,488,700
Nicholas II, Inc.                 Long-Term Growth             $  775,749,939
Nicholas Limited Edition, Inc.    Long-Term Growth             $  226,852,547
Nicholas Income Fund, Inc.        High Current Income          $  199,257,523
Nicholas Money Market Fund, Inc.  Current Income               $  125,621,864

     The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is seven-tenths of one percent (.70 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, and six-tenths of one percent (.60 of 1%) of the average net asset value in excess of $50,000,000. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors. Effective February 12, 1996, the Adviser began to absorb all Fund expenses in excess of 0.90% of net assets. For the fiscal year ended March 31, 1996, the Adviser reimbursed $2,144 to the Fund and for the fiscal year ended March 31, 1997, the Adviser reimbursed $50,419 to the Fund. During the fiscal years ended March 31, 1995, 1996 and 1997, the Fund paid the Adviser an aggregate of $67,554, $94,349 (after reimbursement of $2,144) and $77,384 (after reimbursement of $50,419), respectively, in fees.

      Under the Investment Advisory Agreement, the Adviser furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers), any of which are subject to reimbursement by the Fund at the Adviser's request. The Adviser bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issue or sale of securities. The Fund pays all of its operating expenses. Included as "operating expenses" are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, legal fees and expenses, printing, fees and expenses of any custodian or trustee having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs and costs related to the aforementioned items.

     The Adviser also has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses, exceed the lowest (i.e., most restrictive) percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall reimburse the Fund at the end of any fiscal year in which the aggregate annual operating expenses exceed such restrictive percentage. The total expenses of the Fund as a percentage of net assets for the fiscal years ended March 31, 1996 and 1997 were 1.38% and 0.90%, respectively. The Adviser was not required to reimburse the Fund for excess expenses for the fiscal years ended March 31, 1996 or 1997, but did voluntarily waive a portion of its management fee during these two years.

     Albert O. Nicholas, President, Portfolio Manager and a Director of the Fund, is also President and a Director of the Adviser. Mr. Nicholas owns 91% of the outstanding voting securities of the Adviser. Thomas J. Saeger, Executive Vice President and Secretary of the Fund, is Executive Vice President and Assistant Secretary of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is a brother-in-law of Albert O. Nicholas. Lynn S. Nicholas, Senior Vice President of the Fund, is Senior Vice President of the Adviser. She is the daughter of Albert O. Nicholas. David O. Nicholas, Senior Vice President of the Fund, is Senior Vice President and a Director of the Adviser. He is the son of Albert O. Nicholas. Candace L. Lesak, Vice President of the Fund, is an employee of the Adviser. Jeffrey T. May, Senior Vice President and Treasurer of the Fund, is Senior Vice President and Treasurer of the Adviser. David E. Leichtfuss, Secretary and Director of the Adviser, is a partner in the law firm of Michael Best & Friedrich, Milwaukee, Wisconsin, legal counsel to both the Fund and the Adviser. Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is a Director of the Adviser. Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS
OF THE FUND

     The overall operations of the Fund are conducted by the officers of the Fund under the control and direction of its Board of Directors. The state of Maryland permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted appropriate provisions in its Articles of Incorporation and will not hold annual meetings of shareholders to elect directors unless otherwise required to do so. The Fund will hold shareholder meetings at such time as may be required to fill existing vacancies on the Board in the event less than a majority of the directors then in office have been elected by shareholders. The following table sets forth the pertinent information about the Fund's officers and directors at June 30, 1997:



      NAME AGE AND          POSITIONS            PRINCIPAL OCCUPATIONS
	ADDRESS             HELD WITH            DURING PAST FIVE YEARS
			       FUND
------------------------    -----------    --------------------------------
* Albert O. Nicholas, 66     President,    President and Director,  Nicholas
  700 N. Water Street        Portfolio     Company,  Inc., since  1967.   He
  Milwaukee, WI  53202       Manager and   has been Portfolio Manager(or Co-
					   Portfolio Manager, in the case of
					   Nicholas  Fund,   Inc.      since
					   November 1996) for, and primarily
					   responsible        for        the
					   day-to-day  management  of,   the
					   portfolios of Nicholas Fund, Inc.
					   and  Nicholas Income  Fund,  Inc.
					   since the Nicholas Company,  Inc.
					   has  served as investment adviser
					   for  such  funds.   He  also  was
					   Portfolio  Manager  for  Nicholas
					   II,  Inc.  and  Nicholas  Limited
					   Edition,  Inc. from the  date  of
					   each  such fund's inception until
					   March  1993.   He is a  Chartered
					   Financial Analyst.
  Melvin L. Schultz, 64      Director      Director      and      Management
  3636 N. 124th Street                     Consultant,          Professional
  Wauwatosa, WI  53222                     Management of Milwaukee, Inc.  He
					   offers   financial   advice    to
					   members of the medical and dental
					   professions  and is  a  Certified
					   Professional Business Consultant.
  Richard Seaman, 71         Director      Management  Consultant,   on   an
  5270 N. Maple Lane                       independent  basis, primarily  in
  Nashotah, WI  53058                      the     areas     of     mergers,
					   acquisitions    and     strategic
					   planning.
  Robert H. Bock, 65         Director      Professor  of Business  Strategy,
  3132 Waucheeta Trail                     Ethics   and   Venture   Capital,
  Madison, WI  53711                       University of Wisconsin School of
					   Business,  since 1965. From  1972
					   to  1984,  he  was  Dean  of  the
					   School of Business.
  David L. Johnson, 55       Executive     Executive     Vice     President,
  700 N. Water Street        Vice          Nicholas   Company,   Inc.,   the
  Milwaukee, WI  53202       President     Adviser to the Fund, and employed
					   by the Adviser since 1980.  He is
					   a Chartered Financial Analyst.
  Thomas J. Saeger, 53       Executive     Executive   Vice  President   and
  700 N. Water Street        Vice          Assistant   Secretary,   Nicholas
  Milwaukee, WI  53202       President     Company, Inc., the Adviser to the
			     and           Fund, and employed by the Adviser
			     Secretary     since  1969.   He is a  Certified
					   Public Accountant.
  Lynn S. Nicholas, 40       Senior Vice   Senior  Vice President,  Nicholas
  700 N. Water Street        President     Company, Inc., the Adviser to the
  Milwaukee, WI  53202                     Fund, and employed by the Adviser
					   since September 1983.  She  is  a
					   Chartered Financial Analyst.
  David O. Nicholas, 36      Senior Vice   Senior  Vice  President,  and   a
  700 N. Water Street        President     Director    of           Nicholas
  Milwaukee, WI  53202                     Company, Inc., the Adviser to the
					   Fund, and employed by the Adviser
					   since December 1985.  He has been
					   Portfolio   Manager   for,    and
					   primarily responsible for the day-
					   to-day    management   of,    the
					   portfolios of Nicholas  II,  Inc.
					   and   Nicholas  Limited  Edition,
					   Inc.  since March 1993.  He  also
					   has been Co-Portfolio  Manager of
					   Nicholas   Fund,  Inc.      since
					   November 1996.  He is a Chartered
					   Financial Analyst.
  Jeffrey T. May, 41         Senior Vice   Senior    Vice   President    and
  700 N. Water Street        President     Treasurer,   Nicholas    Company,
  Milwaukee, WI  53202       and           Inc., the Adviser to the Fund and
			     Treasurer     employed  by  the  Adviser  since
					   July  1987.   He is  a  Certified
					   Public Accountant.
  Candace L. Lesak, 39       Vice          Employee, Nicholas Company, Inc.,
  700 N. Water Street        President     the  Adviser  to the Fund,  since
  Milwaukee, WI  53202                     February   1983.    She   is    a
					   Certified Financial Planner.

  Tracy C. Eberlein, 36      Assistant     Employee, Nicholas Company, Inc.,
  700 N. Water Street        Vice          the  Adviser  to  the Fund, since
  Milwaukee, WI 53202        President     January 1985. She is a  Certified
					   Financial Planner.



* Mr. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the 1940 Act.

   Mr. Albert O. Nicholas serves as Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the
Fund's  portfolio.   Mr.  David  O.  Nicholas   assists  in  such
management.


     Reference is made to the Section "Investment Adviser" for a description of the relationships of the officers of the Fund to the Adviser and the family relationships between directors of the Adviser and officers and directors of the Fund. All directors and executive officers of the Fund as a group (eleven in number) beneficially owned approximately 37.18% of the shares of Common Stock of the Fund at June 30, 1997.

     Mr. Nicholas is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas II, Inc., and Nicholas Money Market Fund, Inc. Messrs. Bock and Seaman serve as directors of Nicholas Fund, Inc. and Nicholas II, Inc. Mr. Schultz is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.

     The  Investment  Advisory Agreement  between  the  Fund  and
Nicholas Company, Inc. states that the Fund shall pay the directors' fees of directors who are not interested persons of Nicholas Equity Income Fund, Inc.

     The table below sets forth the aggregate compensation received from the Fund by all directors of the Fund during the fiscal year ended March 31, 1997. No officers of the Fund receive any compensation from the Fund, but rather, are compensated by the Adviser in accordance with its investment advisory agreement with the Fund.


			  AGGRREGATE     PENSION OR RETIREMENT    ESTIMATED           TOTAL COMPENSATION
			  COMPENSATION     BENEFITS ACCRUED AS   ANNUAL BENEFITS       FROM FUND TO FUND
			  FROM THE FUND   PART OF FUND EXPENSES  UPON RETIREMENT  COMPLEX PAID TO DIRECTORS (1)
			  -------------   ---------------------  ---------------  -------------------------
Albert O. Nicholas (2)    $0                $0                     $0                  $0
Melvin L. Schultz  (2)    $1200             $0                     $0                  $17,400
Richard Seaman     (2)    $1200             $0                     $0                  $10,200
Robert H. Bock     (2)    $1200             $0                     $0                  $10,386

(1) During the fiscal year ended March 31, 1997, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the fiscal year ended March 31, 1997, the Fund compensated the disinterested directors at a rate of $300 per director per meeting attended. The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended March 31, 1997. All other directors and officers of the Fund were compensated by the Adviser in accordance with its investment advisory agreement.

(2) Mr. Nicholas also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Seaman also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc. Mr. Bock also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc.

     PRINCIPAL SHAREHOLDERS

    The following table sets forth the beneficial ownership of shares of Common Stock of the Fund at June 30, 1997 by each person known to the Fund to own more than 5% of the issued and outstanding shares of Common Stock of the Fund.


					 NUMBER OF SHARES     PERCENT OF
 NAME AND ADDRESS                        OF COMMON STOCK        TOTAL
OF BENEFICIAL OWNER                    BENEFICIALLY OWNED OUTSTANDING SHARES
-------------------                    ------------------ ------------------
Albert O. Nicholas
700 North Water Street
Milwaukee, WI  53202                       499,289(1)           28.18

Bessie Siegel, Trustee
For David Siegel Marital
Partnership Trust                          101,780               5.7%
c/o Sattell, Johnson, Appel & Co.
    700 N. Water Street
    Milwaukee, WI 53202


(1) Nicholas Company, Inc., the investment adviser to the Fund, owns no shares of Common Stock. Albert O. Nicholas, President, Treasurer and a Director of the Fund, President and a Director of the Adviser, and owner of 91% of the outstanding voting securities of the Adviser, owns no shares of Common Stock. Nancy Nicholas, the spouse of
     Mr.  Nicholas,  owns  460,535  shares  of  Common     Stock.
     Mr. Nicholas, along with David E. Leichtfuss, are the trustees of the Nicholas Company, Inc. Profit-Sharing Trust, which owns 38,754 shares of Common Stock. Both have the right, in conjunction with one another, to vote these shares of Common Stock. As a beneficial owner of more than 25% of the issued and outstanding shares of Common Stock of the Fund, Mr. Nicholas may be deemed to "control" the Fund, as such term is defined in the Investment Company Act of 1940.

		   PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents; therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment. Payment should be made by check or money order drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment (net of the back-up withholding tax amount).

     The Board of Directors has established $2,000 as the minimum initial purchase. The minimum for any subsequent purchases is $100 except in the case of dividend reinvestment. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:


		  FIRSTAR BANK MILWAUKEE, N.A.
			ABA #0750-00022
	       TRUST FUNDS, ACCOUNT #112-952-137
		   777 EAST WISCONSIN AVENUE
		   MILWAUKEE, WISCONSIN 53202
    FOR FURTHER CREDIT TO NICHOLAS EQUITY INCOME FUND, INC.
       [YOUR ACCOUNT NUMBER AND THE TITLE OF THE ACCOUNT]


Please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire.

      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing
Intermediary may be required to register as a broker or dealer under certain state laws.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Signature guarantees may be required. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. When certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases and redemptions of Fund shares.



		  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his/her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption. The shareholder account number and tax identification number or social security number also are necessary. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case, with signatures guaranteed by an "eligible guarantor institution" as defined in
Section 240.17Ad-15 of the Code of Federal Regulations. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Equity Income Fund, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Transfer to Minors Act) or general partners, the written request must be signed exactly as the account is registered. Both owners must sign if the account is owned jointly. Written confirmations are issued for all redemptions of Fund shares.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s). A copy of the trust document certified within the last 60 days is required if the trustee's name is not registered on the account.

      Please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting a written redemption request if there is doubt as to what documents or instruments are necessary in order to redeem shares. A written redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      Shareholders who have an individual retirement account ("IRA"), a master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT MAIL LETTERS BY OVERNIGHT COURIER TO THE POST OFFICE BOX ADDRESS. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable procedures to confirm that such instructions are genuine. In addition to the account registration, you will be required to provide the account number and the social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $1,000 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of $10.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

      The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company of the certificate(s) or written request in the proper form set forth above, or pursuant to proper telephone instructions (see below). A redemption generally is treated as a sale of the shares being redeemed for federal income tax purposes. This means the shareholder recognizes a capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

      All redemptions will be processed immediately upon receipt. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired also ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset value is determined. Firstar Trust Company charges a wire redemption fee of up to $12.00. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected.

       Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below $2,000 due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give 30 days advance written notice to the accounts below such minimum.

      Signature Guarantees. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; or
(vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees are required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.


		     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas Company, Inc. Such an exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange. This depends upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) or IRA accounts generally will not constitute a taxable transaction for federal tax purposes.

      The exchange privilege may be terminated or modified only upon 60 days advance notice to shareholders. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size, and thusthat the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc. and Nicholas Money Market Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc. and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity.

      Exchange of shares can be accomplished in the following ways:

      EXCHANGE BY MAIL. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

       EXCHANGE BY TELEPHONE. Shareholders may exchange by telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $l,000 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000, with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed.

      Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone exchanges can ONLY be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. You will be required to provide pertinent information regarding your account (social security number and account number). Calls will be recorded.


		   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.


		DETERMINATION OF NET ASSET VALUE

      The net asset value per share will be computed by the Adviser as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading. The net asset value per share is determined by dividing the total current market value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of determination. A portfolio security which is traded on a national securities exchange is valued at the price of the last sale on such exchange. If no sale has occurred on the date as of which assets are valued, or if the security is traded only in the over-the-counter market, it normally will be valued at the latest bid price, unless the Board of Directors, in good faith, determines that some other price reflects more closely the true market value.

      Bid prices for debt securities are obtained from the Fund's pricing service which consults one or more market makers of each debt security being priced. Debt securities listed on a national exchange may be priced at the last sales price if the Fund's pricing service believes that such price represents market value of the security for institutional trades. The pricing of all debt securities takes into account the fact that the Fund trades in institutional size trading units. Securities for which current quotations are not readily available and other assets of the Fund are valued at fair value as determined in good faith by the Fund's Board of Directors.


		DIVIDENDS AND FEDERAL TAX STATUS

      Dividends of the Fund, if any, are paid to shareholders in April, July, October and December. In those years in which sales of portfolio securities result in net realized capital gains (after utilization of any available capital loss carryforwards), such gains are distributed to shareholders in December or January. It is the practice of the Fund to distribute capital gains in shares of the Fund at net asset value or, at each shareholder's election, in cash.

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to insure that little or no federal income or excise taxes will be payable by the Fund.

      Distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. The Fund will provide information to shareholders concerning the character and federal tax treatment of any distribution.

      At the time of purchase of shares, the Fund may have undistributed income or capital gains included in the computation of the net asset value per share. Therefore, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% back-up withholding on reportable dividends, capital gain distributions (if any) and redemption payments. Generally under federal law, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. An investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he or she is not subject to backup withholding when establishing an account.

      The foregoing tax discussion relates solely to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the federal, state and local tax aspects of an investment in the Fund.


		   DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made on an application to purchase shares or by separate written notification or by telephone. All reinvestments are at the net asset value per share in effect on the dividend or distribution date and are credited to the shareholder's account. Shareholders will be advised of the number of shares purchased and the price following each reinvestment.



      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written or telephonic notice to the Transfer Agent. An election must be received by the Transfer Agent prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days written notice to participants.

		   SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own Fund shares worth $10,000 or more at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semi-annual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the Plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the Plan by the Fund or shareholders, the Plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact the Nicholas Company for copies of the Plan documents.

		 INDIVIDUAL RETIREMENT ACCOUNT

     Individuals may be able to establish their own tax sheltered individual retirement plans or accounts ("IRA"). The Fund offers a prototype IRA Plan for adoption by individuals who qualify for spousal, deductible and non-deductible IRA accounts.

     As  long as the aggregate IRA contributions meet the  Fund's minimum investment requirement of $2,000, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

     The applicable forms and a description of the applicable service fees are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA because changes occur from time to time in existing IRA regulations.

     Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives. Premature withdrawals from an IRA may result in adverse tax consequences. See "Redemption of Capital Stock." Consultation with a tax adviser regarding tax consequences is recommended.

		     MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.

			   BROKERAGE

     The Adviser, who decides to buy and sell securities, selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the U.S. economy.

     The Adviser does not specifically negotiate commissions and charges with a broker or dealer in advance of each transaction. The approximate brokerage discount and charges are, however, generally known to the Adviser prior to effecting the transaction. In determining the overall reasonableness of the commissions paid, the Adviser compares the commission rates to those it pays on transactions for its other client accounts and to the rates generally charged in the industry to institutional investors such as the Fund. The commissions also are considered in view of the value of the research, statistical and price quotation services, if any, rendered by the broker or dealer through whom a transaction is placed.

     Purchases and sales of portfolio securities are frequently placed, without any agreement or undertaking to do so, with brokers and dealers who provide the Adviser with such supplemental research and statistical and price quotation services. The Adviser understands that since the brokers and dealers rendering such services are compensated therefor by commissions, such services would be unilaterally reduced or eliminated by the brokers and dealers if none of the Fund's transactions were placed through them. While these services have value which cannot be measured in dollars, the Adviser believes such services do not significantly increase the Fund's or the Adviser's expenses.

     In instances where it is determined by the Adviser that the supplemental research and statistical services are of significant value, it is the practice of the Adviser to place the Fund's transactions with brokers or dealers who are paid a higher commission than other brokers or dealers. The Adviser utilizes research and other information obtained from brokers and dealers in managing its other client accounts. On the other hand, the Adviser obtains research and information from brokers and dealers who transact trades for the Adviser's other client accounts, which also are utilized by the Adviser in managing the Fund's portfolio.

     The Adviser, which is the investment adviser to the Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas II, Inc. and Nicholas Money Market Fund, Inc., as well as to the Fund, may occasionally make investment decisions which would involve the purchase or sale of securities for the portfolios of more than one of the six funds at the same time. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one fund over another in making recommendations or in placing orders. If two or more of the Adviser's clients are purchasing a given security on the same day from the same broker or dealer, the Adviser may average the price of the transactions and allocate the average among the clients participating in the transactions. It is the Advisor's policy to allocate the commission charged by such broker or dealer to each fund in direct proportion to the number of shares bought or sold by the particular fund involved.

    The Adviser may effect portfolio transactions with brokers or
dealers  who  recommend the purchase of the Fund's  shares.   The
Adviser   may   not   allocate  brokerage   on   the   basis   of
recommendations to purchase shares of the Fund.

     Over-the-counter market purchases and sales generally are transacted directly with principal market makers who retain the difference between their cost in a security and its selling price. In some circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere, the transactions are placed through brokers who are paid commissions directly. The Fund paid aggregate brokerage commissions of approximately $5,257, $13,577 and $10,970 for the fiscal years ended March 31, 1995, 1996 and 1997, respectively. The Fund's portfolio turnover rate was 68.85% and 23.05% for the fiscal years ended March 31, 1996 and 1997, respectively.

			PERFORMANCE DATA

     The Fund may from time to time include its "total return," "average annual total return," "yield" (i.e., the "30-day SEC yield") and "distribution rate" in advertisements or in information furnished to present and prospective shareholders. All performance figures are based on historical earnings and are not intended to indicate future results. The "total return"
of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially
invested.    The  "average  annual    total    return"         is
the total return discounted for the number of represented time periods and is expressed as a percentage. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

     The  "average  annual total return" and "total  return"  are computed according to the following formulas:
				n
			 P(1+T)  = ERV
			      or
		     Total Return = ERV - 1
				    ---
				     P

	      Average Annual Total Return = nth root of   ERV
							------  -1
							   P

where:
P = a hypothetical initial payment of $1000
T = average annual total return
n = number of years
ERV  =  ending  redeemable value of a hypothetical $1000   payment
made at the beginning of the one year and inception periods at the end of the one year and inception periods.

			      For the One Year        Period From Inception
				Period Ended           (November 23, 1993)
			       March 31, 1997           to March 31, 1997
			      ----------------    ---------------------------
Total Return                        7.83%                  41.38%
Average Annual Total Return         7.83%                  10.89%


      For purposes of the above calculations, the following assumptions are made: (1) all dividends and distributions by the Fund are reinvested at the net asset value calculated on the reinvestment dates during the period; (2) a complete redemption at the end of the periods is made; and (3) all recurring fees that are charged to all shareholder accounts are included.

      These figures are computed by adding the total number of shares purchased by a hypothetical $1,000 investment in the Fund to all additional shares purchased within a one year period with reinvested dividends and distributions, reducing the number of shares by those redeemed to pay account charges, taking the value of those shares owned at the end of the year and reducing it by any deferred charges, and then dividing that amount by the initial $1,000 investment. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The "30-day SEC yield" of the Fund is calculated by dividing the Fund's net investment income per share, as defined by the Securities and Exchange Commission, for the 30-day period by the net asset value per share on the last day of the stated
period. Net investment income represents dividends and interest generated by the Fund's portfolio securities reduced by all expenses and any other charges that have been applied to all shareholder accounts. The calculation assumes the 30-day net investment income is compounded monthly for six months and then annualized. The Fund's distribution rate is calculated by annualizing the most recent per share income distribution and dividing by the net asset value per share on the last day of the period. Generally, the distribution rate reflects the amounts actually paid to shareholders at a point in time and is based on book income, whereas the yield reflects the earning power, net of expenses, of the Fund's portfolio securities at a point in time. The Fund's yield may be more or less than the amount actually distributed to shareholders ("distribution rate"). Methods used to calculate advertised yields and total returns are standardized for all bond and stock mutual funds by the Securities and Exchange Commission.

The yield is computed as follows:

     Yield     =  2[(((A-B/CD)+1)^6)-1]
	  where:
	  A  = Dividend and interest income
	  B  = Expenses accrued for the period (net of  expense
	       reimbursement)
	  C  = Average daily number of shares outstanding during
	       the period that were entitled to
	       receive dividends
	  D  = Maximum offering price per share on the last day
	       of the period


      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including, but not limited to, the S&P 500 Index, National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Lipper Analytical Services Mutual Fund Performance Analysis and Morningstar Mutual Funds.

		       CAPITAL STRUCTURE

      The Fund is authorized to issue five hundred million (500,000,000) shares of Common Stock, $.0001 par value per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. The shares are fully paid and non-assessable when issued. There are no conversion or sinking fund provisions applicable to shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the shareholder to the same rights as whole shares.


		       STOCK CERTIFICATES

      The Fund will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Any shareholder may deliver certificates to the Fund's transfer agent, Firstar Trust Company, and direct that his account be credited with the shares. A shareholder may in writing direct Firstar Trust Company at any time to issue a certificate for his shares without charge.


			 ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless otherwise required to do so: (i) election of directors; (ii) approval of the investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of any distribution agreement.

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.




		      SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information. After the close of the Fund's fiscal year, which ends March 31, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders.


		  CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, acts as Custodian of the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's Transfer Agent and Dividend Disbursing Agent.


	   INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. Michael Best & Friedrich, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.


		     FINANCIAL INFORMATION

      The financial statements and other financial information relating to the Fund contained in the Annual Report of the Fund for the fiscal year ended March 31, 1997 are incorporated herein by reference.









	       Nicholas Equity Income Fund, Inc.




			   Form N-1A




		   PART C:  OTHER INFORMATION


		   PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements: Per share income and capital changes information with respect to the Registrant's Common Stock appears in Part A; the Registrant's statement of assets and liabilities, including the schedule of investments, as of March 31, 1997, and the related statement of operations for the year then ended, and the per share income and capital changes for the year then ended are incorporated in Parts A and B by reference to the Annual Report to Shareholders of the Registrant for its fiscal year ended March 31, 1997.

      (b) Exhibits: All exhibits required to be filed with this Form N-lA pursuant to Item 24(b) thereof are listed in the
Exhibit Index appearing elsewhere in this Registration Statement and (i) appear in their entirety herein or (ii) were previously filed.

ITEM  25.   PERSONS  CONTROLLED BY OR UNDER COMMON  CONTROL  WITH
REGISTRANT


	   The Registrant is not under common control with any other person. However, as of June 30, 1997, Albert O. Nicholas may be deemed to beneficially own 28.18% of the issued and outstanding shares of Common Stock of the Fund, and therefore may be deemed to "control" the Fund, as such term is defined in the Investment Company Act of 1940. The Registrant, Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas II, Inc. and Nicholas Money Market Fund, Inc., which are all Maryland corporations and are diversified management-type investment companies registered under the Investment Company Act of 1940, as amended, share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business management services provided by the Adviser. The Registrant does not control any other person.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

	  As of June 30, 1997, the number of record holders was:

		    Title of Class               Number of Record Holders
		    --------------               ------------------------
		    Common Stock, $.0001
		    par value per share                   707

ITEM 27.  INDEMNIFICATION

      (a) Article Fourteenth of the Articles of Incorporation of Registrant provides that the Registrant shall indemnify and advance expenses to its current acting and its former officers and directors to the fullest extent that indemnification of officers and directors is permitted by the Maryland General Corporation Law.

      (b) Article VII, Section 7 of the By-laws of Registrant provides for the indemnification of officers and directors of Registrant for claims arising from his or her service to Registrant, excepting claims in which such officer or director has been adjudicated guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In the absence of any adjudication, indemnification will be determined by resolution of two-thirds of the members of the Board of Directors who are not "interested persons" and not involved in such action or claim.

      (c) Registrant will maintain insurance coverage for the benefit of officers and directors with respect to many types of claims that may be made against them, some of which may be in addition to those described in Article VII, Section 7 of the By-laws of Registrant, subject to the limitations of federal law (see Item 27(e), below). The investment adviser to the
Registrant, Nicholas Company, Inc., has, by resolution of its Board of Directors, agreed to indemnify the Registrant's officers, directors and employees to the extent of any deductible or retention amount required under insurance policies providing coverage to such persons in connection with liabilities incurred by them in such capacities.




      (d) The Annotated Code of Maryland, Corporations and Associations, Section 2-418 generally provides that, under certain circumstances, corporations may indemnify any person who was or is a party to any action by virtue of having been an officer, director, employee or agent of the corporation, including indemnification for judgments, fines, settlement amounts and reasonable expenses actually incurred if the person acted in good faith. This statute also provides a corporation may maintain insurance on behalf of directors, officers, employees or agents for liabilities arising out of such persons' actions in such position. Such state law is subject to the limitations of applicable federal law (see Item 27(e), below).

      (e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 or the Investment Company Act of 1940 may be permitted to officers, directors, controlling persons, employees and agents of Registrant pursuant to the Articles of Incorporation, Article VII, Section 7 of the By-laws of Registrant, Maryland law or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Acts and is, therefore, unenforceable. In the event a claim for indemnification for such liabilities (other than payment by Registrant of expenses incurred or paid by an officer, director, controlling person, employee or agent in connection with the successful defense of any action, suit or proceeding) is asserted by such officer, director, controlling person, employee or agent in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Acts and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

	  None.

ITEM 29.  PRINCIPAL UNDERWRITERS

	  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

	   All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of Registrant, 700 North Water Street, Milwaukee, Wisconsin, and at the offices of Registrant's custodian and transfer agent, Firstar Trust Company, 615 East Michigan Avenue, Milwaukee, Wisconsin.

ITEM 31.  MANAGEMENT SERVICES

	  None.

ITEM 32.  UNDERTAKINGS

      The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities and Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest quarterly report that is specifically incorporated by reference in the prospectus to provide such interim financial information.
LINE SPACING SET AT .95  EXHIBIT INDEX

		      EXHIBIT INDEX
							      Sequential
 Exhibit No.        Description                                Page No.
 -----------        -----------                                --------
  (b)(1)            Articles of Incorporation of Registrant(1)

  (b)(2)            By-Laws of Registrant(1)

  (b)(3)            None.

  (b)(4)            Specimen certificate evidencing  common
		    stock, $.0001 par  value  per share, of
		    Registrant(2)

  (b)(5)            Investment Advisory Agreement   between
		    Registrant  and  Nicholas Company, Inc.(1)

  (b)(6)            None.

  (b)(7)            None.

  (b)(8)            Custodian Agreement between Registrant
		    and Firstar Trust Company(1)

  (b)(9)            Transfer    Agent    Agreement between
		    Registrant and Firstar Trust Company(1)

  (b)(10)           Opinion    of    Michael     Best    &
		    Friedrich,     counsel     to      the
		    Registrant,   concerning  the legality
		    of     Registrant's    common   stock,
		    including    consent   to    the   use
		    thereof
  (b)(11)           Consent   of    Arthur   Andersen LLP,
		    independent    public      accountants
  (b)(12)           Statements   of Assets and Liabilities
		    of Registrant, including the  Schedule
		    of  Investments  as of March 31, 1997,
		    and  the  related Statement  of Change
		    in  Net   Assets  and   the  Financial
		    Highlights for the period ended  March
		    31, 997 (included in the Annual Report
		    to Shareholders of  Registrant for the
		    fiscal  year ended March 31, 1997.

  (b)(13)           Subscription Agreement between  the
		    Registrant    and   the    Nicholas
		    Company, Inc. Profit Sharing  Trust
		    as initial shareholder representing
		    that   the  initial  purchase   was
		    without  any  present intention  of
		    redeeming or reselling
		    (as amended) (2)

  (b)(14.1)         Registrant's Prototype IRA Plan (1)

  (b)(14.2)         Registrant's Master Retirement Plan
		    for Self-Employed Individuals (1)

  (b)(15)           None.

  (b)(16)           Schedule    for   computation    of
		    performance  quotation provided  in
		    response  to Item 22 of Form  N-lA.           ____

  (b)(17)           Financial Data Schedule                       ____

  (b)(99)           Powers of Attorney (1)
_________________________

(1) Previously filed on October 1, 1993, with the Registrant's initial Registration Statement on Form N-1A.

(2)  Previously  filed on November 8, 1993, with the Registrant's
     Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A.

			    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nicholas Equity Income Fund, Inc., a corporation organized and existing under the laws of the State of Maryland, hereby certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 23rd day of July, 1997.



				   NICHOLAS  EQUITY  INCOME  FUND, INC.



					By:  /s/ Thomas J. Saeger
					   ------------------------
					      Thomas  J.  Saeger,
						Executive Vice
					   President and Secretary


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of July, 1997.

	  Signature                                Title
	  ---------                                -----

/s/ Albert O. Nicholas*                President,  Chief   Executive
    -------------------                Officer and Director
    Albert O. Nicholas


/s/ Thomas J. Saeger                   Executive   Vice   President,
    -----------------                  Secretary,  Chief   Financial
    Thomas J. Saeger                   Officer,      and       Chief
				       Accounting Officer



/s/Robert H. Bock*                     Director
   ----------------
   Robert H. Bock


/s/Richard Seaman*                     Director
   ----------------
   Richard Seaman


/s/Melvin L. Schultz*                  Director
   ------------------
   Melvin L. Schultz




   * By:              /s/Thomas J. Saeger
		       --------------------
		       Thomas J. Saeger, as
	      Attorney-in-Fact for the above officers
		and directors, under authority of
	       Powers of Attorney previously filed